Commitments	6 Months Ended
Jun. 30, 2011
Commitments
6.  Commitments

The Company had no material commitments for capital expenses as of June 30, 2011. The following table represents its contractual obligations and commitments at June 30, 2011 (in thousands of U.S. dollars):

	Less than 1 year	1-3 years	Total
OCT Clinical Service Agreement(1)	114	435	549
Database Integration Service Agreement (2)	107	146	253
Drug purchase commitments (3)	60	25	85
Total	$281	$606	$887

(1)
Under the service agreement with OCT Group LLC entered in August 2010, the Company is required to make several payments over the course of our Phase II clinical trial in Russia.  The payments will be made upon the fulfillment of several milestones during the planned clinical trial including: regulatory approval of trial, enrollment of patients and the completion of therapy of patients.  The Company amended the agreement in April 2011 for the monitoring of additional sites for OCT to service during the Phase II clinical trial.

(2)
Under the service agreement with Database Integrations entered in December 2010, the Company is required to make several payments over the course of our Phase II clinical trial in Russia.  The payments will be made upon the fulfillment of several milestones during the clinical trial including: EDC live, time and completion of enrollment.

(3)	Commitments to our third party manufacturing vendors that supply drug substance primarily for our clinical studies.